Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents carrying value [table text block]
	As of December 31,
	2019	2018
	USD in thousands
Cash in banks	3,836	5,077
Short-term bank deposits	3,200	5,548
	7,036	10,625

Schedule of cash and cash equivalents currencies denominated [table text block]
	December 31
	2019	2018
	USD in thousands
USD	6,658	7,591
NIS	362	2,943
Other currencies	16	91
	7,036	10,625